Reporting Segments and Geographic Information (Details) - Schedule of revenue disaggregated by customers are generated from booking-related activities - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Revenue Disaggregated By Customers Are Generated From Booking Related Activities Abstract
Fees received from the traveler	$ 1,204	$ 14,519
Fees earned from hotel service provides		549
Total	$ 1,204	$ 15,068